RELATED PARTY TRANSACTIONS - Administrative support agreement (Details) - Administrative Support Agreement - USD ($)		12 Months Ended
	Oct. 06, 2021	Dec. 31, 2023	Dec. 31, 2022
IX acquisition sponsor
RELATED PARTY TRANSACTIONS
Administrative expenses per month	$ 10,000
IX Acquisition Services LLC
RELATED PARTY TRANSACTIONS
Administrative expenses per month	$ 10,000
Administrative expenses incurred		$ 0	$ 103,000